DEPOSITS	12 Months Ended
Jun. 30, 2014
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE F - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2014	2013

Non-interest bearing checking accounts	$3,786	$3,807
Checking accounts	13,364	11,526
Savings accounts	46,277	47,050
Money market demand deposits	13,010	13,664
Total demand, transaction and passbook deposits	76,437	76,047
Certificates of deposit:
Original maturities of:
Less than 12 months	92,271	95,967
12 months to 36 months	38,705	49,278
More than 36 months	5,729	9,689
Total certificates of deposit	136,705	154,934
Total deposits	$213,142	$230,981

At June 30, 2014 and 2013, the Banks had certificate of deposit accounts with balances equal to or in excess of $100,000 totaling approximately $54.8 million and $62.6 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2014

2015	$92,271
2016	29,106
2017	9,599
2018	3,892
2019 and thereafter	1,837
$136,705